AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2013

                                                              FILE NO. 033-36962

                                                              FILE NO. 811-06175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 71 ☒

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 73

ECLIPSE FUNDS INC.

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. Eclipse Funds Inc. 169 Lackawanna Avenue Parsippany, NJ 07054	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on __________ pursuant to paragraph (b)(1) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on __________, pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 21st day of March, 2013.

ECLIPSE FUNDS INC.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 71 to the Registration Statement has been signed below by the following persons in the capacities indicated on March 21, 2013.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Director
Susan B. Kerley

/s/ John Y. Kim*	Director
John Y. Kim

/s/ Alan R. Latshaw*	Director
Alan R. Latshaw

/s/ Peter Meenan*	Director and Chairman of the Board
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Director
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Director
Richard S. Trutanic

/s/ Roman L. Weil*	Director
Roman L. Weil

/s/ John A. Weisser*	Director
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase